Leases (Additional Information) (Details) - USD ($) $ in Millions	3 Months Ended	12 Months Ended
	Apr. 03, 2022	Jan. 02, 2022	Dec. 31, 2020
Lessee, Lease, Description [Line Items]
Period for option to extend leases	5 years	5 years
Lessee operating lease option to extend	In March 2021, the Company entered into a new agreement to lease office space in Fremont, California under a noncancelable operating lease that expires in April 2026 with an option to extend for five years.	In March 2021, the Company entered into a new agreement to lease office space in Fremont, California under a noncancelable operating lease that expires in April 2026 with an option to extend for five years.
Lease expiration date	Aug. 31, 2030	Aug. 31, 2030
Lease and rental expense			$ 1.4
Lease Agreements [Member]
Lessee, Lease, Description [Line Items]
Lease expiration date	Apr. 30, 2026	Apr. 30, 2026